CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	7,586,741	7,377,668
Common stock, shares outstanding	7,586,741	7,377,668
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	632,853	1,048,759
Preferred stock, shares outstanding	632,853	1,048,759
Preferred stock, Liquidation Preference Value	$ 1,809,960	$ 2,999,451